Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Mar. 31, 2014
Supplement [Text Block]	lmpet_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED DECEMBER 19, 2014

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION OF

CLEARBRIDGE LARGE CAP GROWTH FUND,

EACH DATED MARCH 31, 2014

Effective December 19, 2014, the following language is added to the fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

Class R1 shares of the fund are reclassified as Class O shares of the fund. The fund offers Class O shares only to former Class O shareholders of ClearBridge Equity Fund.

All references to Class R1 shares are removed from the fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

The ticker symbol for Class O shares is LCMMX.

The following text is added to the section titled “Fees and expenses of the fund” in the fund’s Summary Prospectus and Prospectus:

Shareholder fees (fees paid directly from your investment)
Class O
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None
Small account fee	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Class O
Management fees	0.74%
Distribution and/or service (12b-1) fees	None
Other expenses	0.10%
Total annual fund operating expenses	0.84%
Fees waived and/or expenses reimbursed	(0.10%)[1]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.74%

[1]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.74% for Class O shares. This arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above.

The following text is added to the table in the section titled “Fees and expenses of the fund — Example” in the fund’s Summary Prospectus and Prospectus:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class O (with or without redemption at end of period)	$76	$248	$446	$1,018

ClearBridge Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpet_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED DECEMBER 19, 2014

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION OF

CLEARBRIDGE LARGE CAP GROWTH FUND,

EACH DATED MARCH 31, 2014

Effective December 19, 2014, the following language is added to the fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

Class R1 shares of the fund are reclassified as Class O shares of the fund. The fund offers Class O shares only to former Class O shareholders of ClearBridge Equity Fund.

All references to Class R1 shares are removed from the fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

The ticker symbol for Class O shares is LCMMX.

The following text is added to the section titled “Fees and expenses of the fund” in the fund’s Summary Prospectus and Prospectus:

Shareholder fees (fees paid directly from your investment)
Class O
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None
Small account fee	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Class O
Management fees	0.74%
Distribution and/or service (12b-1) fees	None
Other expenses	0.10%
Total annual fund operating expenses	0.84%
Fees waived and/or expenses reimbursed	(0.10%)[1]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.74%

[1]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.74% for Class O shares. This arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above.

The following text is added to the table in the section titled “Fees and expenses of the fund — Example” in the fund’s Summary Prospectus and Prospectus:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class O (with or without redemption at end of period)	$76	$248	$446	$1,018